UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: FEBRUARY 28

Date of reporting period: MARCH 1, 2005 – AUGUST 31, 2005

(Semi-Annual Shareholder Report)

Item 1. Reports to Shareholders

SEMI-ANNUAL REPORT

MANAGERS AMG FUNDS

Systematic Value Fund

August 31, 2005

SYSTEMATIC VALUE FUND

Semi-Annual Report

August 31, 2005

(unaudited)

Begins on Page
Letter to Shareholders	1
About Your Fund’s Expenses	2
Fund Performance	3
Fund Snapshots	4
Top ten holdings and portfolio breakdown at August 31, 2005
Schedule of Portfolio Investments	5
Financial Statements:
Statement of Assets and Liabilities	9
Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount
Statement of Operations	10
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period
Statements of Changes in Net Assets	11
Detail of changes in Fund assets for the past two fiscal periods
Financial Highlights	12
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets
Notes to Financial Statements	13
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks
Annual Renewal of Investment Advisory Agreements	17

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

I am pleased to report that effective October 1, 2005, the Board of Trustees has approved a reduction of the minimum initial investment in the Systematic Value Fund to $2,000.

Systematic Financial Management, a highly respected value manager specializing in serving large institutional investors, will now be much more accessible to individual investors. You may now wish to review additional portfolios of yours and your clients’ to see if the Systematic Value Fund is appropriate for them as well.

Over the past nine months the Managers Funds family has taken a number of steps forward. Since we joined with two of our Affiliates early this year to form Managers Investment Group LLC, we have expanded the fund family, received a nationally recognized award, and added Web site improvements that we hope make it much easier for you to get information about your investments in our Funds.

We added the Managers AMG TimesSquare Mid Cap Growth Fund on March 4 and the Managers AMG TimesSquare Small Cap Growth Fund on April 11, both subadvised by TimesSquare Capital Management. TimesSquare is widely respected by financial advisors and retirement plan consultants, and we are pleased to add these two funds to our fund family.

I am also pleased to report that in March, Managers Funds was named Best Fixed Income Group in the smaller fund family category by Lipper, the mutual fund research and analysis company. The Lipper Fund Awards 2005 recognize fund families that deliver consistently strong relative performance for their funds’ shareholders. In the fixed income asset class, Managers Funds competed with 78 other eligible smaller fund groups to win the award.

The Managers Funds cited by the Lipper Fund Award are: Managers Bond (Long-Term Bond), Managers Fixed Income (Intermediate-Term Bond), Managers Global Bond (World Bond), Managers High Yield (High Yield Bond), Managers Intermediate Duration Government (Short-Term Government Bond) and Managers Short Duration Government (Ultra-short Bond).

Finally, if you have not visited our Web site recently, I urge you to do so. We have noticed an increase in traffic to the site, no doubt driven by the clean and clear look as well as the simplified access to fund information now available at www.managersinvest.com. If you invest with us directly, I recommend that you sign up for account access so that you can have your account information readily available at any time. On our home page you will see a link to Access Your Account, which has information about how you can get started.

Please do visit our Web site if you have questions about your Funds, or call us toll free at 1.800.835.3879. Thank you for your continuing confidence in Managers Funds.

Respectfully,

/s/ PETER M. LEBOVITZ
Peter M. Lebovitz
President Managers AMG Funds

About Your Fund’s Expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Fund incurs only ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended August 31, 2005	Beginning Account Value 3/1/2005	Ending Account Value 8/31/2005	Expenses Paid During Period*
Systematic Value Fund (before taxes)
Based on Actual Fund Return	$1,000	$1,039	$4.62
Based on Hypothetical 5% Annual Return	$1,000	$1,021	$4.58

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184 days), then divided by the fiscal year (365 days).

Systematic Value Fund

Fund Performance (unaudited)

Average Annual Total Returns

Periods ended August 31, 2005
Six Months	One Year	Three Years	Since Inception	Inception Date
3.87%	20.84%	15.84%	9.71%	Apr. ‘02

Periods ended September 30, 2005
Three Months	One Year	Three Years	Since Inception	Inception Date
6.21%	21.46%	21.06%	10.29%	Apr. ‘02

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our web site at www.managersinvest.com.

The listed returns on the Fund are net of expenses. All returns are in U.S. dollars($). Returns for periods greater than one year are annualized. From time to time the Fund’s advisor has waived fees or reimbursed expenses, which may have resulted in higher returns.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit our website at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member NASD.

Systematic Value Fund

Fund Snapshots

August 31, 2005 (unaudited)

Top Ten Holdings

Security Name	Percentage of Net Assets
Exxon Mobil Corp.*	4.7%
Bank of America Corp.*	3.6
Chesapeake Energy Corp.*	2.9
Citigroup, Inc.*	2.8
Pfizer, Inc.	2.8
ConocoPhillips Co.*	2.2
Bear Stearns Co., Inc., The	2.0
Sprint Nextel Corp.	1.9
Altria Group, Inc.	1.8
Merrill Lynch & Co., Inc.	1.7

Top Ten as a Group	26.4%

*	Top Ten Holding at February 28, 2005

Mention of a specific security should not be considered a recommendation to buy or solicitation to sell the security.

Portfolio Breakdown

Major Sectors	Percentage of Net Assets	Percentage of Russell 1000 Value Index
Financials	28.0%	35.1%
Energy	14.2	14.5
Consumer Discretionary	11.1	9.6
Health Care	8.8	7.3
Industrials	7.8	6.4
Information Technology	7.0	4.5
Utilities	6.4	7.1
Consumer Staples	6.4	5.7
Telecommunication Services	4.5	5.7
Materials	2.7	4.1
Cash and other equivalents	3.1	0.0

Systematic Value Fund

Schedule of Portfolio Investments

August 31, 2005 (unaudited)

	Shares		Value
Common Stocks - 96.9%
Consumer Discretionary - 11.1%
Autoliv, Inc.	3,500		$155,750
Best Buy Co., Inc.	1,200	[1]	57,192
Brunswick Corp.	2,600		114,400
Ford Motor Co.	13,100	[1]	130,607
Garmin, Ltd.	2,200	[1]	127,380
Harrah’s Entertainment, Inc.	2,800		194,768
J.C. Penney Co., Inc.	3,200		155,616
Lennar Corp.	2,700	[1]	167,670
Nike, Inc., Class B	2,300	[1]	181,493
Nordstrom, Inc.	3,800	[1]	127,604
Sherwin-Williams Co., The	1,700		78,812
Time Warner Co., Inc.*	6,300	[1]	112,896
Walt Disney Co., The	7,100		178,849
Total Consumer Discretionary			1,783,037

Consumer Staples - 6.4%
Altria Group, Inc.	4,200		296,940
Coca-Cola Co., The	2,900		127,600
Dean Foods Co.*	6,700	[1]	247,498
Kroger Co.*	10,600	[1]	209,244
Procter & Gamble Co.	2,700	[1]	149,796
Total Consumer Staples			1,031,078

Energy - 14.2%
Chesapeake Energy Corp.	14,700	[1]	464,667
ChevronTexaco Corp.	4,200		257,880
Cimarex Energy Co.*	4,600		196,604
ConocoPhillips Co.	5,400		356,076
Exxon Mobil Corp.	12,600		754,740
Sunoco, Inc.	3,400	[1]	247,180
Total Energy			2,277,147

Financials - 28.0%
American Express Co.	2,200		121,528
American International Group, Inc.	2,700		159,840
AON Corp.	4,700		140,624
Bank of America Corp.	13,600		585,208
Bear Stearns Co., Inc., The	3,200		321,600
Citigroup, Inc.	10,300		450,831
E*Trade Group, Inc.*	14,600	[1]	233,600
Genworth Financial, Inc., Class A	4,700		151,199

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Financials (continued)
Goldman Sachs Group, Inc.	1,700		$189,006
Hartford Financial Services Group, Inc.	2,700	[1]	197,235
JPMorgan Chase & Co.	8,100		274,509
Loews Corp.	2,100		184,149
Merrill Lynch & Co., Inc.	4,900		280,084
Metlife, Inc.	3,500	[1]	171,430
Providian Financial Corp.*	10,900	[1]	202,740
Prudential Financial, Inc.	3,100		199,547
St. Paul Travelers Companies, Inc., The	4,400		189,244
Unionbancal Corp.	1,200		81,324
Washington Mutual, Inc.	3,900	[1]	162,162
Zions Bancorporation	2,800		195,608
Total Financials			4,491,468

Health Care - 8.8%
Amgen, Inc.*	1,000		79,900
Biogen Idec, Inc.*	3,000	[1]	126,450
CIGNA Corp.	1,900		219,108
Coventry Health Care, Inc.*	2,200	[1]	176,000
Johnson & Johnson Co.	2,100		133,119
McKesson Corp.	1,900		88,673
Merck & Co., Inc.	5,200	[1]	146,796
Pfizer, Inc.	17,500		445,725
Total Health Care			1,415,771

Industrials - 7.8%
Dover Corp.	4,400		179,080
General Electric Co.	4,500		151,245
Ingersoll-Rand Co., Class A	2,400		191,088
Precision Castparts Corp.	700		67,676
R.R. Donnelley & Sons Co.	4,500	[1]	168,120
Textron, Inc.	3,800		270,940
United Technologies Corp.	4,400		220,000
Total Industrials			1,248,149

Information Technology - 7.0%
Harris Corp.	2,500		96,525
Hewlett-Packard Co.	3,600		99,936
Intel Corp.	6,100		156,892
McAfee, Inc.*	2,400	[1]	73,560
Motorola, Inc.	4,400		96,272
Nvidia Corp.*	4,000		122,720
Oracle Corp.*	5,700		73,929

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology (continued)
Scientific-Atlanta, Inc.	1,300	$49,738
Seagate Technology, Inc.	6,200	102,858
Tellabs, Inc.*	18,700	166,243
Texas Instruments, Inc.	2,800	91,504
Total Information Technology		1,130,177

Materials - 2.7%
Dow Chemical Co.	3,900[1]	168,480
Lafarge North America, Inc.	1,500	103,425
United States Steel Corp.	3,900[1]	163,488
Total Materials		435,393

Telecommunication Services- 4.5%
SBC Communications, Inc.	6,300[1]	151,704
Sprint Nextel Corp.	12,000	311,160
Verizon Communications, Inc.	8,100[1]	264,951
Total Telecommunication Services		727,815

Utilities - 6.4%
Consolidated Edison, Inc.	2,600	121,966
Constellation Energy Group	2,100	123,375
Duke Energy Corp.	6,400[1]	185,536
Edison International	2,000	90,060
Exelon Corp.	3,200[1]	172,448
Oneok, Inc.	4,100	139,400
PPL Corp.	4,200	134,232
UGI Corp.	2,400	66,360
Total Utilities		1,033,377
Total Common Stocks (cost $14,057,398)		15,573,412

Other Investment Companies - 22.8%[2]
Bank of New York Institutional Cash Reserves Fund, 3.61%[3]	3,068,711	3,068,711
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.42%	595,882	595,882
Total Short-Term Investments (cost $3,664,593)		3,664,593
Total Investments - 119.7% (cost $17,721,991)		19,238,005

Other Assets, less Liabilities - (19.7)%		(3,169,248)

Net Assets - 100.0%		$16,068,757

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Notes to Schedule of Portfolio Investments (unaudited)

Note:	Based on the cost of investments of $17,737,188 for Federal income tax purposes at August 31, 2005, the aggregate gross unrealized appreciation and depreciation were $1,755,708 and $254,891, respectively, resulting in net unrealized appreciation of investments of $1,500,817.

*	Non-income-producing security.

[1]	Some or all of these shares, amounting to a market value of $2,968,147, or 18.5% of net assets, were out on loan to various brokers.

[2]	Yield shown for an investment company represents the August 31, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Statement of Assets and Liabilities

August 31, 2005 (unaudited)

Assets:
Investments at value (including securities on loan valued at $ 2,968,147)	$19,238,005
Cash	58
Receivable for investments sold	251,864
Receivable for Fund shares sold	8,816
Dividends and other receivables	35,295
Prepaid expenses	12,981

Total assets	19,547,019

Liabilities:
Payable for investments purchased	382,183
Payable upon return of securities loaned	3,068,711
Accrued expenses:
Investment advisory and management fees	6,786
Other	20,582

Total liabilities	3,478,262

Net Assets	$16,068,757

Shares outstanding	1,460,649

Net asset value, offering and redemption price per share	$11.00

Net Assets Represent:
Paid-in capital	$13,160,476
Undistributed net investment income	117,714
Accumulated net realized gain from investments	1,274,554
Net unrealized appreciation of investments	1,516,013

Net Assets	$16,068,757

Investments at cost	$17,721,991

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Statement of Operations

For the six months ended August 31, 2005 (unaudited)

Investment Income:
Dividend income	$153,374
Securities lending fees	1,235

Total investment income	154,609

Expenses:
Investment advisory and management fees	53,835
Custodian fees	12,303
Professional fees	5,816
Registration fees	2,016
Transfer agent fees	1,860
Trustees fees and expenses	591
Miscellaneous	2,278

Total expenses before offsets	78,699

Less: Expense reimbursements	(9,482)

Net expenses	69,217

Net investment income	85,392

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	778,838
Net unrealized depreciation of investments	(241,550)

Net realized and unrealized gain	537,288

Net Increase in Net Assets Resulting from Operations	$622,680

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Statement of Changes in Net Assets

	For the six months ended August 31, 2005 (unaudited)	For the fiscal year ended February 28, 2005
Increase (Decrease) in Net Assets From Operations:
Net investment income	$85,392	$137,797
Net realized gain on investments	778,838	1,587,768
Net unrealized depreciation of investments	(241,550)	(131,831)

Net increase in net assets resulting from operations	622,680	1,593,734

Distributions to Shareholders:
From net investment income	—	(139,141)
From net realized gain on investments	—	(2,122,473)

Total distributions to shareholders	—	(2,261,614)

From Capital Share Transactions:
Proceeds from the sale of shares	835,675	2,631,963
Reinvestment of dividends and distributions	—	2,261,614
Cost of shares repurchased	(437,721)	(3,610,079)

Net increase from capital share transactions	397,954	1,283,498

Total increase in net assets	1,020,634	615,618

Net Assets:
Beginning of period	15,048,123	14,432,505

End of period	$16,068,757	$15,048,123

End of period undistributed net investment income	$117,714	$32,322

Share Transactions:
Sale of shares	79,780	246,944
Shares issued in connection with reinvestment of dividends and distributions	—	218,936
Shares repurchased	(40,720)	(337,785)

Net increase in shares	39,060	128,095

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Financial Highlights

For a share of capital stock outstanding throughout each period

	For the six months ended August 31, 2005 (unaudited)		For the period ended February 28,
			2005	2004	2003*
Net Asset Value, Beginning of Period	$10.59		$11.16	$8.09	$10.00

Income from Investment Operations:
Net investment income	0.06		0.12	0.08	0.03
Net realized and unrealized gain (loss) on investments	0.35		1.29	3.46	(1.92)

Total from investment operations	0.41		1.41	3.54	(1.89)

Less Distributions to Shareholders from:
Net investment income	—		(0.12)	(0.07)	(0.02)
Net realized gain on investments	—		(1.86)	(0.40)	—

Total distributions to shareholders	—		(1.98)	(0.47)	(0.02)

Net Asset Value, End of Period	$11.00		$10.59	$11.16	$8.09

Total Return (a)	3.87	% (c)	13.11%	44.07%	(18.91	)% (b)

Ratio of net expenses to average net assets	0.90	% (c)	0.90%	0.90%	0.90	% (c)
Ratio of net investment income to average net assets	1.11	% (c)	1.06%	0.95%	0.86	% (c)
Portfolio turnover	63	% (b)	154%	132%	119	% (b)
Net assets at end of period (000’s omitted)	$16,069		$15,048	$14,433	$7,707

Expense Offsets (d)
Ratio of total expenses to average net assets	1.02	% (c)	1.29%	1.35%	2.20	% (c)
Ratio of net investment income (loss) to average net assets	0.99	% (c)	0.67%	0.50%	(0.44	)% (c)

*	Commencement of operations was on April 1, 2002.

(a)	Total returns and net investment income would have been lower had certain expenses not been reduced.

(b)	Not annualized.

(c)	Annualized.

(d)	Ratio information assuming no reduction of Fund expenses. (See Notes to Financial Statements.)

Systematic Value Fund

Notes to Financial Statements

August 31, 2005 (unaudited)

(1)	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended. Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is an equity fund, the Systematic Value Fund (the “Fund”).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)	Valuation of Investments

Equity securities traded on a domestic securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. Under certain circumstances, the value of the Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Fund calculates its NAV, (3) the Investment Manager determines that a market quotation is inaccurate, or (4) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV. The Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b)	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c)	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the

Notes to Financial Statements (continued)

Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” arrangement with The Bank of New York (“BNY”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. This credit serves to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended August 31, 2005, the custodian expense was not reduced.

(d)	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e)	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f)	Capital Loss Carryovers

As of August 31, 2005, the Fund had no accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes.

(g)	Capital Stock

The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with $0.001 par value per share. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At August 31, 2005, certain unaffiliated shareholders (specifically omnibus accounts) individually held greater than 10% of the outstanding shares of the Fund as follows: three own collectively 79%.

(2)	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (formerly The Managers Funds LLC) (the “Investment Manager”), a wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Fund’s investment portfolio is managed by Systematic Financial Management, L.P. (“Systematic”), which serves pursuant to a Subadvisory Agreement by and between the Investment Manager and Systematic with respect to the Fund. AMG indirectly owns a majority interest in Systematic. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG, and/or MDI.

The Fund is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Systematic 0.70% of the average daily net assets

Notes to Financial Statements (continued)

of the Fund for its services as subadvisor. Under the Investment Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Systematic, Systematic reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

The Investment Manager has contractually agreed, through at least July 1, 2006, to waive fees and pay or reimburse the Fund to the extent that the total operating expenses (excluding interest, taxes, brokerage, and other extraordinary expenses) exceed 0.90% of the Fund’s average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement occurs and that such repayment would not cause the Fund’s total operating expenses in any such year to exceed 0.90% of the Fund’s average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Systematic from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. For the six months ended August 31, 2005, the Investment Manager reimbursed the Fund $9,482 and the cumulative amount of unreimbursed expense at August 31, 2005 was $135,124.

The aggregate annual retainer paid to each Independent Trustee was $52,000, plus $2,000 for each meeting attended. Effective July 1, 2005, the aggregate annual retainer paid to each Independent Trustee for all Trusts in the Fund family became $55,000, plus $4,000 for each meeting attended. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Advisor based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $10,000 per year and the Audit Committee Chairperson receives an additional $2,000 per year. The “Trustee fees and expenses” shown in the financial statements amounting to $591 for the six months ended August 31, 2005 represents the Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

The Fund is distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or MDI. Managers Distributors, Inc. (the “Distributor”) serves as the principal underwriter for the Fund. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature.

(3)	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended August 31, 2005, were $9,652,301 and $9,434,140, respectively. There were no purchases or sales of U.S. Government securities for the Fund.

(4)	Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers.

Notes to Financial Statements (continued)

Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate. These payments are then divided between BNY, as a fee for its services under the program, and the Fund according to agreed-upon rates.

(5)	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Annual Renewal of Investment Advisory Agreements (unaudited)

Approval of Investment Management and Subadvisory Agreements on June 3, 2005

On June 3, 2005, the Board of Trustees, including a majority of the Trustees that are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager and the Subadvisory Agreement with the Subadvisor. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. The Trustees also took into account performance, fee and expense information regarding the Fund provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services. In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (b) the Investment Manager’s ability to supervise the Fund’s other service providers; and (c) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to implement an expense limitation for the Fund.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations, personnel, and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement.

Annual Renewal of Investment Advisory Agreements (continued)

Fund Performance. The Trustees noted that the Fund’s performance for the 1-year and 3-year periods ended March 31, 2005 was above the median performance for the Peer Group for each period and that the Fund’s performance for the 1-year and 3-year periods ended March 31, 2005 was below and above, respectively, the performance of the Fund Benchmark, which is the Russell 1000 Value Index. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory and Subadvisory Fees and Profitability. In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing the Fund, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and, accordingly, evaluated the reasonableness of the advisory and subadvisory fees separately, as well as on a combined basis, noting that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from the Fund. The Trustees also noted the current asset level of the Fund and the impact on profitability of any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager and the Subadvisor under the Investment Management and Subadvisory Agreements and the profitability, if any, to the Investment Manager and the Subadvisor of their relationships with the Fund, the Trustees noted the current asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. The Trustees concluded that the profitability, if any, to the Investment Manager and the Subadvisor of their relationships with the Fund is reasonable and that neither the Investment Manager nor the Subadvisor is realizing material benefits from economies of scale that would warrant adjustments to the advisory or subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2005 were higher than the average and lower than the average, respectively, for the Fund’s Peer Group. The Trustees also noted that the Investment Manager has contractually agreed through July 1, 2006 to limit the Fund’s net annual operating expenses to 0.90%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the Investment Manager’s undertaking to limit the total expenses of the Fund and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management and Subadvisory Agreements in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Annual Renewal of Investment Advisory Agreements (continued)

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management and Subadvisory Agreements would be in the interests of the Fund and its shareholders. Accordingly, on June 3, 2005 the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subadvisory Agreements for the Fund.

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Subadvisor

Systematic Financial Management, L.P.

300 Frank W. Burr Blvd.

Glenpointe East, 7th Floor

Teaneck, New Jersey 07666

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Plaza

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC Inc.

attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

Peter M. Lebovitz

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG EQUITY FUNDS

CAPITAL APPRECIATION

Bramwell Capital Management, Inc.

Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX AGGRESSIVE GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FIRST QUADRANT TAX-MANAGED EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Bernstein Investment Research and Management

Lazard Asset Management, LLC

Wellington Management Company LLP

INTERNATIONAL GROWTH

Wellington Management Company LLP

MICRO-CAP

Kern Capital Management LLC

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE-CAP EQUITY

Renaissance Investment Management

RORER MID-CAP

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TimesSquare Capital Management, LLC

SMALL COMPANY

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Veredus Asset Management LLC

Westport Asset Management, Inc.

STRUCTURED CORE

First Quadrant, L.P.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

20

Oak Associates, Ltd.

MANAGERS BALANCED FUNDS

BALANCED

Chicago Equity Partners, LLC

Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers*

Armstrong Shaw Associates Inc.

Bernstein Investment Research and Management

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company LLP

MANAGERS

FIXED INCOME FUNDS

BOND (MANAGERS)

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Company, LLC

FIXED INCOME

Loomis, Sayles & Company L.P.

GLOBAL BOND

Loomis, Sayles & Company L.P.

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers*

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

*	A division of Managers Investment Group LLC

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

SAR007

www.managersinvest.com

Item 2. CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS

Not applicable.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11. CONTROLS AND PROCEDURES

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)	Internal Controls. There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. EXHIBITS

(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	October 28, 2005

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	October 28, 2005